Supplemental Disclosure of Noncash Activities (Details) - USD ($)			1 Months Ended
	Dec. 16, 2020	Apr. 01, 2020	Dec. 31, 2020
Noncash or Part Noncash Acquisitions [Line Items]
Note payable		$ 600,000
Stock issued in acquisition, value			$ 103,680,000
Contingent consideration in acquisition, value			$ 103,207,000
Burger Fi International L L C [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Stock issued in acquisition, value	$ 103,680,000
Contingent consideration in acquisition, value	$ 103,207,000